ENVIRONMENTAL MATTERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Emvironmental Matters [Line Items]
Environmental disbursements	$ 66,164	$ 44,908
Commitments for disbursements in project	$ 23,928	$ 16,726
Environmental disbursement one [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 1,624	$ 6,898
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Property, plant and equipment
Commitments for disbursements in project	$ 608	$ 2,029
Estimated completion date of project	2024	2023
Environmental disbursement two [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 9,095	$ 1,540
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Property, plant and equipment
Commitments for disbursements in project	$ 4,019	$ 10,677
Estimated completion date of project	2024	2023
Environmental disbursement three [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Investment projects for the control and management of gas emissions from industrial process
Disclosure of status of project	In process	In process
Environmental disbursements	$ 5,102	$ 167
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Property, plant and equipment
Commitments for disbursements in project	$ 13,072	$ 687
Estimated completion date of project	2024	2023
Environmental disbursement four [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	In process
Environmental disbursements	$ 19,046	$ 68
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating costs	Property, plant and equipment
Commitments for disbursements in project	$ 0	$ 632
Estimated completion date of project	2024	2023
Environmental disbursement five [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 17,397	$ 12,506
Description of nature of disbursement	Expense	Expense
Detailed description of nature of disbursement	Operating costs	Operating cost
Commitments for disbursements in project	$ 0	$ 0
Estimated completion date of project	2024	2023
Environmental disbursement six [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	In process
Environmental disbursements	$ 1,395	$ 13,556
Description of nature of disbursement	Assets	Expense
Detailed description of nature of disbursement	Properties, plants and equipments	Operating cost
Commitments for disbursements in project	$ 918	$ 0
Estimated completion date of project	2024	2023
Environmental disbursement seven [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 3,677	$ 119
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating costs	Property, plant and equipment
Commitments for disbursements in project	$ 127	$ 169
Estimated completion date of project	2024	2023
Environmental disbursement eight [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	Finished	Finished
Environmental disbursements	$ 336	$ 427
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating costs	Property, plant and equipment
Commitments for disbursements in project	$ 0	$ 0
Estimated completion date of project	2023	2022
Environmental disbursement nine [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Environmental improvement studies
Disclosure of status of project	In process	Finished
Environmental disbursements	$ 1,895	$ 724
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating costs	Property, plant and equipment
Commitments for disbursements in project	$ 1,785	$ 0
Estimated completion date of project	2023	2022
Environmental disbursement ten [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 654	$ 4,102
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Property, plant and equipment
Commitments for disbursements in project	$ 52	$ 8
Estimated completion date of project	2024	2023
Environmental disbursement eleven [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	Finished
Environmental disbursements	$ 0	$ 366
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Property, plant and equipment
Commitments for disbursements in project	$ 2,650	$ 0
Estimated completion date of project	2024	2022
Environmental disbursement twelve [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of gas emissions from industrial process	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 2,854	$ 1,648
Description of nature of disbursement	Assets	Expense
Detailed description of nature of disbursement	Properties, plants and equipments	Operating cost
Commitments for disbursements in project	$ 697	$ 124
Estimated completion date of project	2024	2023
Environmental disbursement thirteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 249	$ 47
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Property, plant and equipment
Commitments for disbursements in project	$ 0	$ 295
Estimated completion date of project	2024	2023
Environmental disbursement fourteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of gas emissions from industrial process	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	Finished	Finished
Environmental disbursements	$ 856	$ 687
Description of nature of disbursement	Assets	Expense
Detailed description of nature of disbursement	Properties, plants and equipments	Operating cost
Commitments for disbursements in project	$ 0	$ 0
Estimated completion date of project	2023	2022
Environmental disbursement fifteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Investment projects for the control and management of gas emissions from industrial process
Disclosure of status of project	Finished	In process
Environmental disbursements	$ 1,984	$ 684
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Properties, plants and equipments	Property, plant and equipment
Commitments for disbursements in project	$ 0	$ 1,651
Estimated completion date of project	2023	2023
Environmental disbursement sixteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project		Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project		In process
Environmental disbursements		$ 1,369
Description of nature of disbursement		Assets
Detailed description of nature of disbursement		Property, plant and equipment
Commitments for disbursements in project		$ 454
Estimated completion date of project		2023